SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
Number of options outstanding, Beginning Balance | shares	23,858	31,604
Weighted average exercise price, Beginning Balance | $ / shares	$ 116.34	$ 112.05
Number of options outstanding, Forfeited | shares	(480)	(3,746)
Weighted average exercise price, forfeited | $ / shares	$ 221.88	$ 113.55
Number of options outstanding, Expired | shares	(1,434)	(4,000)
Weighted average exercise price, expired | $ / shares	$ 121.00	$ 80.00
Number of options outstanding, Ending Balance | shares	21,944	23,858
Weighted average exercise price, Ending Balance | $ / shares	$ 109.59	$ 116.34